U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 002-88543

POST-EFFECTIVE AMENDMENT NO. 36

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-03931

POST-EFFECTIVE AMENDMENT NO. 36

CLIPPER FUND, INC

On behalf of its series CLIPPER FUND

(Exact Name of Registrant as Specified in Charter)

2949 East Elvira Road, Suite 101, Tucson, Arizona 85756

(Address of Principal Executive Offices)

520-434-3771

(Registrant’s Telephone Number)

Thomas D. Tays, Esq.

Vice President & General Counsel

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101, Tucson, Arizona 85756

(Name and Address of Agent for Service)

with copies to:

Michael Glazer, Esq.

Bingham McCutchen LLP

Suite 4400

355 South Grand Avenue

Los Angeles, CA 90071-3106

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Commons Stock:

Clipper Fund, Inc.

EXPLANATORY NOTES

This Post-Effective Amendment No. 36 to the Registration Statement contains:

XBRL filings for

Clipper Fund, Inc.

Signature Pages

Exhibits:

CLIPPER FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of May 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

CLIPPER FUND, INC.

*By:	/s/ Thomas Tays(1)
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich(1)	Principal Executive Officer	May 1, 2012
Kenneth Eich

Douglas Haines(1)	Principal Financial Officer
Douglas Haines	and Principal Accounting Officer	May 1, 2012

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

(1)Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 23(q)(2) to Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

CLIPPER FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 1, 2012, by the following persons in the capacities indicated.

Signature	Title

/s/ Lawrence P. McNamee(2)	Director
Lawrence P. McNamee

/s/ Norman B. Williamson(2)	Director
Norman B. Williamson

/s/ Steven N. Kearsley (2)	Director
Steven N. Kearsley

/s/ Lawrence E. Harris (2)	Director
Lawrence E. Harris

(2)Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 23(q)(1) to Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Clipper Fund, Inc.

2